Consolidated Statements of Shareholders' Equity (USD $) In Millions, unless otherwise specified	Total	Capital Stock and Additional Paid-In Capital [Member]	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Feb. 28, 2009	$ 5,875	$ 2,328		$ 3,546	$ 1
Comprehensive income:
Net income	2,457			2,457
Net change in unrealized gains/(losses) on available-for-sale investments	7				7
Net change in fair value of derivatives designated as cash flow hedges during the year	28				28
Amounts reclassified to income during the year	15				15
Shares issued:
Exercise of stock options	30	30
Stock-based compensation	58	58
Tax benefits/deficiencies related to stock-based compensation	2	2
Purchase of treasury stock	(94)		(94)
Common shares repurchased	(775)	(46)		(729)
Ending Balance at Feb. 27, 2010	7,603	2,372	(94)	5,274	51
Comprehensive income:
Net income	3,411			3,411
Net change in unrealized gains/(losses) on available-for-sale investments	(2)				(2)
Net change in fair value of derivatives designated as cash flow hedges during the year	(20)				(20)
Amounts reclassified to income during the year	(39)				(39)
Shares issued:
Exercise of stock options	67	67
Stock-based compensation	72	72
Tax benefits/deficiencies related to stock-based compensation	(1)	(1)
Purchase of treasury stock	(76)		(76)
Treasury stock vested		(10)	10
Common shares repurchased	(2,077)	(141)		(1,936)
Ending Balance at Feb. 26, 2011	8,938	2,359	(160)	6,749	(10)
Comprehensive income:
Net income	1,164			1,164
Net change in unrealized gains/(losses) on available-for-sale investments	(3)				(3)
Net change in fair value of derivatives designated as cash flow hedges during the year	14				14
Amounts reclassified to income during the year	39				39
Shares issued:
Exercise of stock options	9	9
Stock-based compensation	97	97
Tax benefits/deficiencies related to stock-based compensation	(2)	(2)
Purchase of treasury stock	(156)		(156)
Treasury stock vested		(17)	17
Ending Balance at Mar. 03, 2012	$ 10,100	$ 2,446	$ (299)	$ 7,913	$ 40